Investment Instruments - Detail of Financial Instruments Measured at FVOCI (Detail) - CLP ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	$ 3,914,198	$ 3,970,899
Financial instruments at amortized cost	173,227	111,542
Time deposits in local banks [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	8,908	14,856
Chilean mortgage finance bonds[member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	24	30
Chilean financial institution bonds [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	115,012	277,163
Other local investments [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	19,105
Other foreign investments [member] | Securities issued abroad [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	177,312	394,691
Chilean corporate bonds [member] | Securities issued abroad [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	334,591	217,185
Chilean Central Bank and Government Securities [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	1,493,570	1,170,841
Chilean Central Bank and Government Securities [member] | Chilean treasury bonds[member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	1,638,745	1,783,765
Chilean Central Bank and Government Securities [member] | Other government securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	116,507	101,573
IFRS9 [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	3,903,774	3,960,104
Financial instruments at amortized cost	173,227	111,542
Total	4,077,001	4,071,646
IFRS9 [member] | Time deposits in local banks [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	8,908	14,856
Total	8,908	14,856
IFRS9 [member] | Chilean mortgage finance bonds[member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	24	30
Total	24	30
IFRS9 [member] | Chilean financial institution bonds [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	115,012	277,163
Total	115,012	277,163
IFRS9 [member] | Other local investments [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	19,105
Total	19,105
IFRS9 [member] | Foreign government and central bank instruments [member] | Securities issued abroad [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	334,591	217,185
Total	334,591	217,185
IFRS9 [member] | Other foreign investments [member] | Securities issued abroad [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	177,312	394,691
Financial instruments at amortized cost	173,227	111,542
Total	350,539	506,233
IFRS9 [member] | Chilean Central Bank and Government Securities [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	1,493,570	1,170,841
Total	1,493,570	1,170,841
IFRS9 [member] | Chilean Central Bank and Government Securities [member] | Chilean treasury bonds[member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	1,638,745	1,783,765
Total	1,638,745	1,783,765
IFRS9 [member] | Chilean Central Bank and Government Securities [member] | Other government securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	116,507	101,573
Total	$ 116,507	$ 101,573